IFRS 7 Disclosure - Market Risk - Structural Balance Sheet Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Hundred basis point increase [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	$ (990.2)	$ (1,459.1)
Pre tax earnings sensitivity over the next twelve month	498.9	383.7
Hundred basis point increase [member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	(683.6)
Pre tax earnings sensitivity over the next twelve month	232.0
Hundred basis point increase [member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	(306.6)
Pre tax earnings sensitivity over the next twelve month	266.9
Twenty five basis point decrease [Member]
Market Risk [Line Items]
Pre tax economic value sensitivity	201.6	264.9
Pre tax earnings sensitivity over the next twelve month	(139.6)	$ (141.6)
Twenty five basis point decrease [Member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	159.7
Pre tax earnings sensitivity over the next twelve month	(59.8)
Twenty five basis point decrease [Member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	42.0
Pre tax earnings sensitivity over the next twelve month	(79.8)
Hundred basis point decrease [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	647.9
Pre tax earnings sensitivity over the next twelve month	(595.2)
Hundred basis point decrease [member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	599.1
Pre tax earnings sensitivity over the next twelve month	(246.0)
Hundred basis point decrease [member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	48.7
Pre tax earnings sensitivity over the next twelve month	$ (349.2)